Retirement benefits - Defined Benefit Plans - Amounts Recognised as Administrative Expenses (Detail) - Administrative expenses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net interest expense	$ 4	$ 4	$ 4
Administration costs	0	1	1
Operating profit before exceptional items	4	5	5
Settlement loss including transaction costs	15
Total	19	5	5
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Net interest expense	1	1	1
Administration costs	0
Operating profit before exceptional items	1	1	1
Settlement loss including transaction costs	0
Total	1	1	1
Pension plans [member] | US and other [member]
Disclosure of defined benefit plans [line items]
Net interest expense	2	2	2
Administration costs	0	1	1
Operating profit before exceptional items	2	3	3
Settlement loss including transaction costs	15
Total	17	3	3
US post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Net interest expense	1	1	1
Administration costs	0
Operating profit before exceptional items	1	1	1
Settlement loss including transaction costs	0
Total	$ 1	$ 1	$ 1